Listed Funds Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street | Milwaukee, Wisconsin 53202
October 21, 2022
VIA EDGAR TRANSMISSION
Division of Investment Management
U.S. Securities and Exchange Commission
100 “F” Street, N.E.
Washington, DC 20549

Re:	Listed Funds Trust (the “Trust”)
File Nos.: 333-261819
Dear Sir or Madam:
On behalf of the Trust, transmitted herewith for filing is a registration statement on Form N-14 (the “Registration Statement”). This Registration Statement is being filed under Rule 145 under the Securities Act of 1933 (the “1933 Act”) for the purpose of reorganizing the the Existing Funds listed below into a corresponding newly created series of Listed Funds Trust, a Delaware statutory trust (the “New Trust,” and each corresponding series, a “New Fund”), as set forth below:

Existing Fund	New Fund
Kinetics Medical Fund	Horizon Kinetics Medical ETF
Kinetics Alternative Income Fund	Horizon Kinetics SPAC Active ETF
Kinetics Multi-Disciplinary Income Fund	Horizon Kinetics AAA-AA Floating Rate Debt CLO ETF
If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (513) 493-5880 or at josh.hinderliter@usbank.com.
Sincerely,
/s/ Joshua J. Hinderliter
Joshua J. Hinderliter
Assistant Secretary